Annual Total Returns - Voya Index Solution 2025 Portfolio (Class ADV I S S2 Shares) [BarChart] - Class ADV I S S2 Shares - Voya Index Solution 2025 Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(1.75%)
2012	12.74%
2013	16.77%
2014	5.41%
2015	(1.80%)
2016	6.61%
2017	14.32%
2018	(5.37%)
2019	18.15%
2020	12.50%